Business Combination (Details Narrative)	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 12, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2024 shares
Business Acquisition [Line Items]
Share issued on conversion		19,200
Financial designation predecessor and successor [Fixed List]	Successor	Successor	Predecessor	Successor
Share exchange ratio		1,762.86
Number of options outstanding	10,243	5,762		10,243	10,243
Goodwill impairment | $				$ 11,895,033
Impairment charge for other indefinite-lived intangible assets | $				$ 81,438,426
Share-Based Payment Arrangement, Option [Member]
Business Acquisition [Line Items]
Share exchange ratio		1,762.86
Number of options outstanding		5,695
Replacement of Options	1,731,237			1,731,237
Share-Based Payment Arrangement, Option [Member] | Predecessor [Member]
Business Acquisition [Line Items]
Number of options outstanding			10,039,348
Warrant [Member]
Business Acquisition [Line Items]
Share exchange ratio		1,762.86
Number of warrants outstanding		4,857
Warrants outstanding | $	$ 584,260			$ 584,260
Warrant [Member] | Predecessor [Member]
Business Acquisition [Line Items]
Number of warrants outstanding			8,560,561
Larkspur Larkspur Merger Sub Inc [Member]
Business Acquisition [Line Items]
Share exchange			33,845,335
Share issued on conversion			1,669
Larkspur Larkspur Merger Sub Inc [Member] | Permanent Equity Shares [Member]
Business Acquisition [Line Items]
Share exchange			33,514,004
Larkspur Larkspur Merger Sub Inc [Member] | Temporary Shares [Member]
Business Acquisition [Line Items]
Share exchange			331,331